FOREIGN EXCHANGE POSITION (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Foreign Exchange Position Details [Abstract]
Fair value as of the balance sheet date of foreign currency total assets	€ 34,150	€ 31,263	€ 33,578
Fair value as of the balance sheet date of foreign currency total liabilities	€ 28,498	€ 25,370	€ 26,121